Vessels under construction (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021 vessel TEU	Sep. 30, 2021 vessel TEU	Feb. 28, 2021 TEU	Dec. 31, 2021 USD ($) TEU vessel	Dec. 31, 2020 USD ($)
Property Plant And Equipment [Line Items]
Number of vessels | vessel	2	1
Capacity in TEUs | TEU	12,200	12,200	12,000
Term of agreement	18 years	18 years	18 years
Asset under Construction
Property Plant And Equipment [Line Items]
Accumulated capitalized interest costs				$ 18,870	$ 0
Installment payments included in balance				$ 1,284,512	$ 41,983
Number of vessels | vessel				3
Capacity in TEUs | TEU				12,200
Aggregate purchase price of vessels				$ 251,895
Term of agreement				18 years